INCOME TAXES (Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Balance at beginning of the year	$ 9,376	$ 6,719	$ 5,454
Additions	939	3,173	2,655
Acquisition of subsidiaries	0	0	614
Expired tax losses	(547)	(141)	(1,057)
Change of income tax rate	0	0	(805)
Exchange rate difference	(644)	(375)	(142)
Balance at end of the year	$ 9,124	$ 9,376	$ 6,719